12. FINANCIAL INSTRUMENTS (Details 10) - Foreign Exchange Risk [Member]	Dec. 31, 2019 ExchangeRate
UNITED STATES
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.0307
UNITED STATES | Probable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.4946
UNITED STATES | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	5.0384
UNITED STATES | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	6.0461
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.5305
Euro Member Countries, Euro | Probable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	5.0038
Euro Member Countries, Euro | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	5.6631
Euro Member Countries, Euro | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	6.7958
USD x EUR
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1.1234
USD x EUR | Probable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1.1122
USD x EUR | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1.4043
USD x EUR | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1.6851